Schedule of Investments
May 31, 2020 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.27%

Banks - 6.77%
SVB Financial Group (2)	3,900	837,525

Chemicals - 15.02%
Eastman Chemical Co.	19,900	1,354,792
LyondellBasell Industries NV	7,900	503,704

		1,858,496

Consumer Durables & Apparel - 13.52%
Capri Holdings Ltd. (United Kingdom) (2)	24,665	370,962
Hanesbrand, Inc.	44,848	442,201
Mohawk Industries, Inc. (2)	3,300	307,560
Newell Brands, Inc.	13,000	170,950
Tapestry, Inc.	28,077	381,847

		1,673,520

Containers & Packaging - 1.68%
WestRock Co.	7,400	207,644

Diversified Financials - 2.78%
Franklin Resources, Inc.	18,200	343,434

Healthcare Equipment & Services - 5.54%
Centene Corp. (2)	10,350	685,688

Insurance - 3.98%
Unum Group	32,500	492,375

Metal & Mining - 4.92%
Freeport-McMoRan, Inc. (2)	67,109	608,679

Oil & Gas Equipment Services - 5.99%
Halliburton Co.	33,507	393,707
Schlumberger, Ltd.	18,802	347,273

		740,980

Oil & Gas Exploration & Production - 7.70%
Cabot Oil & Gas Corp.	48,000	952,320

Oil & Gas Refining & Marketing - 3.00%
HollyFrontier Corp.	11,800	371,110

Pharmaceuticals, Biotechnology & Life Science - 8.24%
Alexion Pharmaceuticals, Inc. (2)	8,500	1,019,150

Retailing - 2.05%
Kohl's Corp.	13,174	253,204

Software & Services - 3.02%
Alliance Data Systems Corp.	8,070	373,883

Technology Hardware & Equipment - 4.59%
Western Digital Corp.	12,800	567,936

Telecommunication Services - 5.50%
CenturyLink, Inc.	69,250	680,727

Total Common Stock	(Cost $ 16,597,882)	11,666,671

Money Market Registered Investment Companies - 5.59%

Federated Government Obligations Fund - Institutional Class, 0.09%	692,282	692,282

Total Money Market Registered Investment Companies	(Cost $ 692,282)	692,282

Total Investments - 99.87%	(Cost $ 17,290,164)	12,358,953

Other Assets less Liabilities - 0.13%		16,557

Total Net Assets - 100.00%		12,375,510

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$12,358,953	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$12,358,953	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2020.